AVAILABLE FOR SALE SECURITIES (Details) (USD $)	6 Months Ended		12 Months Ended		114 Months Ended	120 Months Ended				0 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2014 Equity Securities [Member] Caribou King Resources, Ltd. ("Caribou") [Member]	Dec. 31, 2013 Equity Securities [Member] Caribou King Resources, Ltd. ("Caribou") [Member]	Oct. 24, 2012 Caribou King Resources, Ltd. ("Caribou") [Member] Maximum [Member]	Oct. 24, 2012 Caribou King Resources, Ltd. ("Caribou") [Member]	Nov. 30, 2012 Caribou King Resources, Ltd. ("Caribou") [Member]	Oct. 24, 2012 Caribou King Resources, Ltd. ("Caribou") [Member]
AVAILABLE FOR SALE SECURITIES (Details) [Line Items]
Equity Method Investment, Ownership Percentage									100.00%
Equity Method Investment, Aggregate Cost												$ 232,500
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares)										1,000,000
Proceeds from Sale of Available-for-sale Securities										7,500
Sale of Stock, Number of Shares Issued in Transaction (in Shares)										500,000	500,000
Sale of Stock, Consideration Received on Transaction											25,050
Available-for-sale Securities, Equity Securities			22,500	12,550	22,500		22,500	10,500
Unrealized Gain (Loss) on Investments	$ 12,500	$ 2,450	$ 9,950	$ 12,500	$ 2,550	$ 15,050